ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2014	2015
Accounts receivable	300,623,051	242,081,504
Allowance for doubtful accounts	(4,991,223)	(6,519,594)
Accounts receivable, net	295,631,828	235,561,910

Schedule of Allowance for Doubtful Accounts
	December 31,
	2013	2014	2015
Balance at the beginning of year	1,503,621	2,254,798	4,991,223
Additions	2,650,128	5,256,461	7,504,977
Write-offs	(1,898,952)	(2,520,036)	(5,976,606)
Balance at the end of year	2,254,797	4,991,223	6,519,594